Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Finite Lived Intangible Assets Net [Abstract]
Intangible Assets

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2015	$44,877	$(16,427)	$28,450
Additions	—	(3,286)	(3,286)
Balance at December 31, 2016	$44,877	$(19,713)	$25,164
Additions	—	(2,846)	(2,846)
Write-offs	(3,026)	3,026	—
Balance at December 31, 2017	$41,851	$(19,533)	22,318

Amortization of Favorable Lease Terms

	December 31, 2017	December 31, 2016	December 31, 2015
Favorable lease terms charter-out	(2,846)	(3,286)	(3,286)
Total	$(2,846)	$(3,286)	$(3,286)

Aggregate Amortizations of Intangible Assets

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(8,263)	$(22,318)
Total	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(8,263)	$(22,318)